Expense Example	Aug. 15, 2025 USD ($)
Defiance Leveraged Long + Income AAPL ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income AMD ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income AMZN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income BRK.B ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income GOOGL ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income HIMS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income HOOD ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income META ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income NFLX ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income NVDA ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income PLTR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income SMCI ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income TSLA ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Defiance Leveraged Long + Income COIN ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	$ 477